Employee benefits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure Of Employee Benefits [Abstract]
Gratuity payable	₨ 27,733		₨ 77,826
Compensated absences	102,170		67,178
Non-current provisions for employee benefits	₨ 129,903	$ 1,580	₨ 145,004